Earnings Per Share Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			14,755,024	17,592,316	9,431,834
From continuing operations	$ 142	$ 19
From discontinued operations	14	21	481	166	126
Net Income (Loss) Attributable to Parent	$ 156	$ 40	$ 961	$ (4,242)	$ 740
Weighted average common shares outstanding for basic EPS	149,854,000.000	155,227,000.000	154,590,000.000	155,012,000.000	154,488,000.000
Dilutive effect of stock options and equity awards	2,384,000.000	420,000.000	967,000.000	0.000	2,117,000.000
Shares for diluted earnings per share	152,238,000.000	155,647,000.000	155,557,000.000	155,012,000.000	156,605,000.000
Continuing operations	$ 0.95	$ 0.13	$ 3.11	$ (28.44)	$ 3.97
Discontinued operations	$ 0.09	$ 0.13	$ 3.11	$ 1.07	$ 0.82
Earnings Per Share, Basic	$ 1.04	$ 0.26	$ 6.22	$ (27.37)	$ 4.79
Continuing operations	$ 0.93	$ 0.13	$ 3.09	$ (28.44)	$ 3.93
Discontinued operations	$ 0.09	$ 0.13	$ 3.09	$ 1.07	$ 0.80
Earnings Per Share, Diluted	$ 1.02	$ 0.26	$ 6.18	$ (27.37)	$ 4.73
Stock Options [Member] | Antidilution Due To Exercise Price Exceeding Average Market Price [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,720,029	18,651,252